Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending April 30, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
4/14/99     Shares of        50,000           6.6875           7.58      Merrill
            Beneficial                                                   Lynch
            Interest
4/16/99     Shares of        65,000           6.6875           7.57      Merrill
            Beneficial                                                   Lynch
            Interest
4/19/99     Shares of        75,000           6.625            7.58      Merrill
            Beneficial                                                   Lynch
            Interest
4/20/99     Shares of        50,000           6.625            7.59      Merrill
            Beneficial                                                   Lynch
            Interest
4/21/99     Shares of        33,000           6.625            7.58      Merrill
            Beneficial                                                   Lynch
            Interest
4/22/99     Shares of        50,000           6.625            7.57      Merrill
            Beneficial                                                   Lynch
            Interest
4/26/99     Shares of        75,000           6.625            7.57      Merrill
            Beneficial                                                   Lynch
            Interest
4/27/99     Shares of        100,000          6.625            7.58      Merrill
            Beneficial                                                   Lynch
            Interest
4/28/99     Shares of        90,000           6.625            7.57      Merrill
            Beneficial                                                   Lynch
            Interest







Total Shares Repurchased:   588,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer